Schedule of convertible notes payable, at fair value (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Balance, convertible note payable at fair value
Issuance of convertible notes at fair value	63,945,000
Change in fair value of Convertible Notes at Fair Value	(2,661,956)
Conversion into common stock	(28,003,094)
Exchange of Convertible Notes	4,818,933
Gain on extinguishment of debt recorded as a capital transaction	(4,818,933)
Change in fair value of related party note and convertible notes at fair value
Balance, convertible note payable at fair value	$ 38,098,883